Convertible Promissory Notes	6 Months Ended
Jun. 30, 2022
Disclosure of Convertible Debentures [Abstract]
CONVERTIBLE PROMISSORY NOTES
13.	CONVERTIBLE PROMISSORY NOTES

	Dec 23/21	June 23/21	Nov 2/23
	$6.169MM	$1.239MM	$7.2MM	Total

Balance December 31, 2020	$5,014,852	$1,145,917	$-	$6,160,769

Interest and accretion expense	1,893,494	-	-	1,893,494
Interest paid or accrued	(746,145)	-	-	(746,145)
Issuance of the $6MM debenture	-	-	4,395,881	4,395,881
Repayment of 10% convertible debenture	-	(1,145,917)	-	(1,145,917)
Repayment of the 12% debenture	(6,162,201)	-	-	(6,162,201)
Unamortized fair value difference-opening	-	-	(1,341,948)	(1,341,948)
Amortization of fair value difference	-	-	111,830	111,830
Change in fair value of debenture	-	-	177,530	177,530

Balance December 31, 2021	$-	$-	$3,343,293	$3,343,293

Partial repayment of $6MM convertible debenture	-	-	(4,000,000)	(4,000,000)
Unamortized day one fair value difference	-	-	915,341	915,341
Principal repayments	-	-	(800,000)	(800,000)
Change in fair value of debenture	-	-	2,133,046	2,133,046
Balance June 30, 2022	$-	$-	$1,591,680	$1,591,680

Current portion of convertible promissory note-June 30, 2022	-	-	1,591,680	1,591,680
Long term portion of convertible promissory note-June 30, 2022	-	-	-	-

Current portion of convertible promissory note-December 31, 2021	-	-	1,421,911	1,421,911
Long term portion of convertible promissory note-December 31, 2021	-	-	1,921,382	1,921,382

On November 3, 2021, the Company issued a $7,200,000 million convertible promissory note (the “Promissory Note”) and 2,142,857 warrants for gross proceeds of $6,000,000.

The promissory note matures on November 2, 2023 (the “Maturity Date”). The promissory note will be repaid commencing May 2022 in monthly instalments of $400,000. At the Company’s option, the repayments will be made in cash or common shares of the Company, or a combination of both. If paid by the issuance of common shares, the repayment is paid at a redemption price equal to the greater of 90% of the average five lowest daily volume-weighted average prices during the twenty trading days prior to the issuance of the common shares or $2.00 (the “Redemption Price”).

All or a portion of the $7,200,000 is convertible into common shares of the Company at a conversion price of $10.00 per common share (the “Conversion Price”), at the option of the holder, at any time subsequent to six months from the date of issuance to the maturity date of November 2, 2023. Under the terms of the promissory note, the conversion price of the promissory note will be adjusted if the Company closes an offering where the common shares of the Company are offered at a price less than the exercise price, resulting in a revision of the conversion price equal to the common share offering.

At any time during the promissory note outstanding, the Company can provide the holder of the promissory note written notice of its intention to repay the amount owing. If the notice is provided within the first 6 months post issuance, the Company is required to repay an amount equal to $7,000,000. Subsequent to this time period, the amount outstanding must be converted in full. If the Company provides notice of prepayment, the holder has the option to convert up to 25% of the principal amount at the lesser of the Redemption Price and the Conversion Price, as defined above.

Furthermore, if at any time prior to November 2, 2023, the Company proposes to offer or sell new securities, the Company shall first offer the holder the opportunity to purchase ten percent of the new securities.

Finally, should the Company subsequently issue equity interests of the Company for aggregate proceeds to the Company of greater than $10 million, excluding offering costs or other expenses, unless otherwise waived in writing by and at the discretion of the holder, the Company will direct twenty percent of such proceeds from such issuance to repay the promissory note.

The Company has elected to measure the promissory note (hybrid contract) at FVTPL on initial recognition and, as such, the embedded conversion feature is not separated.

On initial recognition, the fair value of the convertible promissory note was $4,395,881 and the warrants issued in conjunction with the instrument (see below) were valued at $2,946,066. The fair value of the components exceeded the transaction price of $6,000,000 and the resulting difference has been deferred and will be recognized in the consolidated statement of operations over the term of the instrument on a straight line basis, in change in fair value of convertible promissory note. For the quarter ended March 31, 2022, the Company recognized an additional charge of $667,867 as a result of the repayment of $4,000,000 of the outstanding promissory note balance.

The unamortized day one fair value difference at June 30, 2022, and related activity during the period is as follows:

Balance, beginning of period	$1,230,118
Recognized in profit or loss for the six months ended June 30, 2022	(915,341)
Balance, end of period	$314,777

The balance of the promissory notes is as follows:

Promissory Note
Balance, January 1, 2022	$4,573,411
Repayment	(4,000,000)
Repayment through issuance of common shares	(800,000)
Change in fair value	2,133,046
Unamortized day one fair value difference	(314,777)
Balance, June 30, 2022	$1,591,680

As at June 30, 2022 the total principal amount outstanding on the convertible promissory note is $2,400,000 with the Company continuing to repay the monthly payments of $400,000, the remaining balance will be repaid by December 31, 2022. The entire balance of the promissory note as of June 30, 2022 is presented as current on the Statement of Financial Position.

During the six months ended June 30, 2022, the repayments were made in common shares of the Company. A summary of the total number of common shares issued is noted as follows:

Repayment date	May 2022	June 2022
Repayment amount	$400,000	$400,000
Redemption price	0.96	0.92
Total number of common shares issued	417,537	436,682

The fair value of the common shares issued based on the repayment date was $1,002,461 and is recorded in share capital (Note 16).

The differences between the fair value of $1,002,461 and the $800,000 repayment if $202,461 is included in change in fair value of Convertible Promissory Note on the Statement of Operations.

Notes to the Condensed Consolidated Unaudited Interim Financial Statements

Fair value calculation

The Company estimated the fair value of the promissory note using a binomial lattice model with the following assumptions: risk-free rate of 0.47% -1.18%; share price of $3.93; expected dividend yield of 0%; and expected volatility of 46%. Based on these estimates, the promissory note had a fair value of $4,395,881 upon issuance.

On June 30, 2022, the fair value of the promissory note was estimated at $1,591,680 (Dec 31, 2021-$4,573,411) using a binomial lattice model with the following assumptions: risk-free rate of 2.27-2.96% (Dec 31, 2021-0.67%); share price of $1.09 (Dec 31, 2021- $3.70), expected dividend yield of 0%, and expected volatility of 57% (Dec 31, 2021-45%).

There was no change in the fair value due to changes in the   Company’s own credit risk during the period.

The Company completed a secondary offering of its common shares at a price of $2.30 per common share on January 11, 2022. In accordance with the terms of the agreement, as the common shares of the secondary prices were offered at a price less than the stated Conversion Price ($10.00 per common share) of the promissory note and the Exercise Price of the warrants ($4.00 per common share), both the Conversion Price and the Exercise Price were revised to $2.30 per common share. In addition, as the total gross proceeds of the secondary offering were in excess of $10,000,000, excluding offering costs or other expenses, the Company was required to direct 20% of the gross proceeds to the Lender. A total of $4,000,000 was repaid to the Lender on January 13, 2022.

Liens related to this debt are as follows:

Under the terms of the promissory note, the Company grants to the lender, a security interest in and pledges and assigns to the lender, the following properties, assets and rights of the Company, wherever located, whether now owned or hereafter acquired or arising, and all proceeds and products thereof (all of the same being hereinafter called the “Collateral”): all personal and fixture property of every kind and nature including all goods (including inventory, equipment and any accessions thereto), instruments (including promissory notes), documents (whether tangible or electronic), accounts (including health-care-insurance receivables), chattel paper (whether tangible or electronic), deposit accounts, letter-of-credit rights (whether or not the letter of credit is evidenced by a writing), commercial tort claims, securities and all other investment property, supporting obligations, any other contract rights or rights to the payment of money, insurance claims and proceeds, and all general intangibles (including all payment intangibles). The debt is subject to certain non-financial covenants which the Company is in compliance with as of June 30, 2022.